Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current provision (benefit):
Federal							$ 0	$ (14,334)
State							36,504	0
Total current provision (benefit)							36,504	(14,334)
Deferred provision (benefit):
Federal							(1,475,347)	1,994,609
State							(204,058)	(141,785)
Total deferred provision (benefit)							(1,679,405)	1,852,824
Income tax provision (benefit)	$ 0	$ 8,802	$ (1,678,388)	$ (1,678,388)	$ 17,989	$ (1,669,586)	$ (1,642,901)	$ 1,838,490